Income Taxes - Deferred Tax Items in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Derivatives designated as cash flow hedges	$ (5)	$ 0
Remeasurement of pension plans	17	(4)
Exchange differences on translation of foreign operations	87	(82)
Hedge of net investment	(41)	38
Income tax relating to components of other comprehensive income	$ 58	$ (48)